Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents		$ 13,799	$ 84,442
Accounts receivable	[1]	15,474	280,280
Prepaid expenses	[2]	179,123	286,246
Inventories	[3]	0	102,499
Current assets		208,396	753,467
Equipment	[4]	0	21,005
Intangible assets	[5]	3	425,733
Total Assets		208,399	1,200,205
Current Liabilities
Accounts payable and accrued liabilities	[6]	652,460	314,239
Lease liabilities	[7]	21,390	0
Liabilities		673,850	314,239
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	[8]	21,400,106	20,783,372
Subscription		10,000	0
Shares to be issued	[9]	100,000	211,167
Reserves	[8]	5,358,462	5,119,838
Deficit		(27,334,019)	(25,228,411)
Equity		(465,451)	885,966
Total Liabilities and Shareholders' Equity (Deficiency)		$ 208,399	$ 1,200,205

[1]	Note 5.
[2]	Note 6.
[3]	Note 7.
[4]	Note 9.
[5]	Note 10.
[6]	Note 11.
[7]	Note 12.
[8]	Note 13.
[9]	Note 4.